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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number ___811-21701________________________

The Destination Funds

(Exact name of registrant as specified in charter)

2001 North Main Street, Suite 270 Walnut Creek, California	94596
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (925) 935-2900

Date of fiscal year end:         August 31, 2010

Date of reporting period:       February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Destination Funds Destination Select Equity Fund Semi-Annual Report February 28, 2010 (Unaudited) Investment Advisor Destination Capital Management, Inc. Walnut Creek, CA

DESTINATION SELECT EQUITY FUND
PORTFOLIO INFORMATION
February 28, 2010 (Unaudited)

Destination Select Equity Fund vs S&P 500 Index Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Microsoft Corp.	5.2%
Vodafone Group plc - ADR	4.3%
Procter & Gamble Co. (The)	4.2%
Stryker Corp.	4.2%
Abbott Laboratories	4.0%
Johnson & Johnson	4.0%
Berkshire Hathaway, Inc. - Class B	3.9%
McDonald's Corp.	3.9%
General Electric Co.	3.9%
MasterCard, Inc. - Class A	3.9%

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)
Shares	COMMON STOCKS - 97.8%	Value

	Aerospace & Defense - 3.0%
630	United Technologies Corp.	$43,249

	Beverages - 2.9%
795	Coca-Cola Co. (The)	41,912

	Capital Markets - 2.7%
1,500	Legg Mason, Inc.	38,775

	Chemicals - 2.0%
400	Monsanto Co.	28,260

	Commercial Banks - 1.3%
760	U.S. Bancorp	18,704

	Communications Equipment - 2.0%
780	QUALCOMM, Inc.	28,618

	Computers & Peripherals - 2.2%
250	International Business Machines Corp.	31,790

	Diversified Consumer Services - 1.7%
400	Apollo Group, Inc. - Class A (a)	23,952

	Diversified Financial Services - 0.5%
250	Moody's Corp.	6,655

	Food & Staples Retailing - 7.1%
835	Costco Wholesale Corp.	50,910
925	Wal-Mart Stores, Inc.	50,015
		100,925
	Food Products - 3.6%
1,540	Campbell Soup Co.	51,328

	Health Care Equipment & Supplies - 7.3%
780	Baxter International, Inc.	44,405
1,125	Stryker Corp.	59,738
		104,143
	Hotels, Restaurants & Leisure - 3.9%
870	McDonald's Corp.	55,549

	Household Products - 4.2%
955	Procter & Gamble Co. (The)	60,432

	Industrial Conglomerates - 3.9%
3,435	General Electric Co.	55,166

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS - 97.8% (Continued)	Value

	Insurance - 5.2%
700	Berkshire Hathaway, Inc. - Class B (a)	$56,091
800	Marsh & McLennan Cos., Inc.	18,576
		74,667
	IT Services - 9.2%
810	Automatic Data Processing, Inc.	33,704
245	MasterCard, Inc. - Class A	54,971
2,700	Western Union Co.	42,606
		131,281
	Machinery - 1.7%
875	Graco, Inc.	23,984

	Media - 6.6%
1,000	Comcast Corp. - Class A	16,440
830	DreamWorks Animation SKG, Inc. - Class A (a)	36,072
250	McGraw-Hill Cos., Inc. (The)	8,550
1,050	Walt Disney Co. (The)	32,802
		93,864
	Oil, Gas & Consumable Fuels - 4.5%
275	Chevron Corp.	19,883
690	Exxon Mobil Corp.	44,850
		64,733
	Pharmaceuticals - 10.5%
1,050	Abbott Laboratories	56,994
900	Johnson & Johnson	56,700
2,050	Pfizer, Inc.	35,978
		149,672
	Software - 7.5%
3,100	Activision Blizzard, Inc.	32,953
2,610	Microsoft Corp.	74,803
		107,756
	Wireless Telecommunication Services - 4.3%
2,800	Vodafone Group plc - ADR	60,956

	Total Common Stocks (Cost $1,238,117)	$1,396,371

Shares	SHORT TERM INVESTMENTS - 1.1%	Value

16,027	AIM Liquid Assets Portfolio (The), 0.13% (b) (Cost $16,027)	$16,027

	Total Investments at Value - 98.9% (Cost $1,254,144)	$1,412,398

	Other Assets in Excess of Liabilities - 1.1%	15,231

	Net Assets - 100.0%	$1,427,629

(a) Non-income producing security.

(b) Variable rate security. The rate shown is the effective 7-day yield as of February 28, 2010.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2010 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$1,254,144
At value (Note 2)	$1,412,398
Dividends receivable	3,401
Receivable from Advisor (Note 4)	14,511
Other assets	9,874
Total assets	1,440,184

LIABILITIES
Accrued liabilities:
Payable to administrator (Note 4)	5,510
Accrued Trustees' fees (Note 4)	4,000
Other accrued expenses	3,045
Total liabilities	12,555

NET ASSETS	$1,427,629

NET ASSETS CONSIST OF:
Paid-in capital	$1,345,213
Accumulated undistributed net investment income	2,148
Accumulated net realized losses from security transactions	(77,986)
Net unrealized appreciation on investments	158,254

NET ASSETS	$1,427,629

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	141,933

Net asset value, offering price and redemption price per share (a)	$10.06

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2010 (Unaudited)

INVESTMENT INCOME
Dividend income	$14,688

EXPENSES
Professional fees	15,646
Fund accounting fees (Note 4)	13,059
Administration fees (Note 4)	10,400
Trustees' fees and expenses (Note 4)	8,000
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Investment advisory fees (Note 4)	5,302
Insurance expense	4,121
Custody and bank service fees	2,956
Postage and supplies	2,566
Registration fees	1,880
Other expenses	5,817
Total expenses	81,747
Less fee reductions and expense reimbursements by the Advisor (Note 4)	(72,911)
Net expenses	8,836

NET INVESTMENT INCOME	5,852

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(15,133)
Net change in unrealized appreciation/depreciation on investments	107,562
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	92,429

NET INCREASE IN NET ASSETS FROM OPERATIONS	$98,281

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	February 28,	Year Ended
	2010	August 31,
	(Unaudited)	2009
FROM OPERATIONS
Net investment income	$5,852	$12,532
Net realized losses from security transactions	(15,133)	(16,024)
Net change in unrealized appreciation/depreciation on investments	107,562	(32,108)
Net increase (decrease) in net assets from operations	98,281	(35,600)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(12,179)	(8,998)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	32,250	548,409
Net asset value of shares issued in reinvestment of distributions to shareholders	12,179	8,998
Proceeds from redemption fees collected (Note 2)	-	182
Payments for shares redeemed	(33,472)	(105,164)
Net increase in net assets from capital share transactions	10,957	452,425

TOTAL INCREASE IN NET ASSETS	97,059	407,827

NET ASSETS
Beginning of period	1,330,570	922,743
End of period	$1,427,629	$1,330,570

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$2,148	$8,475

CAPITAL SHARE ACTIVITY
Shares sold	3,233	69,715
Shares reinvested	1,192	1,004
Shares redeemed	(3,331)	(12,924)
Net increase in shares outstanding	1,094	57,795
Shares outstanding at beginning of period	140,839	83,044
Shares outstanding at end of period	141,933	140,839

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Year		Year	Year	Period
	February 28,		Ended		Ended	Ended	Ended
	2010		August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2009		2008	2007	2006 (a)

Net asset value at beginning of period	$9.45		$11.11		$11.60	$10.20	$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.11		0.10	0.09	0.03
Net realized and unrealized gains (losses) on investments	0.66		(1.66)		(0.16)	1.44	0.17
Total from investment operations	0.70		(1.55)		(0.06)	1.53	0.20

Less distributions:
From net investment income	(0.09)		(0.11)		(0.09)	(0.07)	-
From net realized gains from security transactions	-		-		(0.34)	(0.06)	-
Total distributions	(0.09)		(0.11)		(0.43)	(0.13)	-

Proceeds from redemption fees collected (Note 2)	-		0.00	(b)	-	-	-

Net asset value at end of period	$10.06		$9.45		$11.11	$11.60	$10.20

Total return (c)	7.35%	(d)	(13.94% )		(0.72% )	14.97%	2.00%	(d)

Net assets at end of period	$1,427,629		$1,330,570		$922,743	$861,229	$512,139

Ratios/supplementary data:
Ratio of gross expenses to average net assets	11.56%	(f)	15.44%		17.87%	22.23%	42.55%	(f)

Ratio of net expenses to average net assets (e)	1.25%	(f)	1.25%		1.25%	1.25%	1.24%	(f)

Ratio of net investment income to average net assets (e)	0.83%	(f)	1.30%		0.90%	0.81%	0.80%	(f)

Portfolio turnover rate	3%	(d)	11%		17%	34%	22%	(f)

(a)	Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Ratio was determined after advisory fee reductions and expense reimbursements.

(f)	Annualized.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2010 (Unaudited)

1.  Organization

The Destination Select Equity Fund (the “Fund”) is a diversified series of The Destination Funds (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated December 14, 2004. On April 11, 2005, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to YCMNET Advisors, Inc., an affiliate of the investment advisor to the Fund.  The Fund commenced operations on December 29, 2005.

The investment objective of the Fund is long-term capital appreciation.

2.  Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies:

Securities valuation – The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price as of the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities and other assets that do not have market quotations readily available or are considered to be unreliable due to market or other events will be valued at their fair values as determined under procedures adopted by the Trust’s Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,396,371	$-	$-	$1,396,371
Money Market Funds	-	16,027	-	16,027
Total	$1,396,371	$16,027	$-	$1,412,398

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase.  During the periods ended February 28, 2010 and August 31, 2009, proceeds from redemption fees totaled $0 and $182, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.  Other non-cash dividends are recognized as investment income at the fair value of the property received.

Security transactions – Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  The tax character of distributions paid during the periods ended February 28, 2010 and August 31, 2009 was $12,179 and $8,998 of ordinary income, respectively.  Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes is required.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2010:

Tax cost of portfolio investments	$1,254,144
Gross unrealized appreciation	$255,633
Gross unrealized depreciation	(97,379)
Net unrealized appreciation	$158,254
Undistributed ordinary income	2,148
Capital loss carryforward	(53,068)
Post-October losses	(9,785)
Other losses	(15,133)
Distributable earnings	$82,416

As of August 31, 2009, the Fund had a capital loss carryforward of $53,068, of which $65 expires August 31, 2016 and $53,003 expires August 31, 2017.  In addition, the Fund had net realized losses of $9,785 during the period November 1, 2008 through August 31, 2009, which are treated for federal income tax purposes as arising during the Fund’s tax year ending August 31, 2010.  These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended August 31, 2006 through August 31, 2009) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the six months ended February 28, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments, was $60,895 and $46,666, respectively.

4.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
Destination Capital Management, Inc. (the “Advisor”) serves as the investment advisor to the Fund.  For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 0.75% of its average daily net assets.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Advisor has contractually agreed to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s ordinary operating expenses do not exceed an amount equal to 1.25% annually of its average net assets.  This expense limitation agreement remains in effect until at least December 31, 2019.  During the six months ended February 28, 2010, the Advisor waived its entire investment advisory fee of $5,302 and reimbursed other Fund expenses totaling $67,609.

The Advisor has concurrently entered into an agreement with the Fund which permits the Advisor to recover fee reductions and expense reimbursements on behalf of the Fund, but only for a period of three years after such reduction or reimbursement, and only if such recovery will not cause the Fund’s expense ratio to exceed the annual rate of 1.25%.  As of February 28, 2010, the Advisor may in the future recoup fee reductions and expense reimbursements totaling $434,256. The Advisor may recoup a portion of this amount no later than the dates as stated below:

August 31, 2010	August 31, 2011	August 31, 2012	February 28, 2013
$76,364	$147,661	$137,320	$72,911

The Chief Compliance Officer to the Trust is an officer of the Advisor.  The Fund reimburses the Advisor $12,000 annually for compliance services provided to the Trust.

TRUSTEES’ FEES
The Fund pays each Trustee who is not affiliated with the Advisor a per meeting fee of $1,000.  Trustees who are affiliated with the Advisor do not receive compensation from the Fund.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC (“Ultimus”) provides internal regulatory compliance services and executive and administrative services for the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees.  For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund’s average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.  Ultimus discounted the foregoing fee by 20% for the period January 1, 2009 through December 31, 2009.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million.  In addition, the Fund pays all costs of external pricing services.  Ultimus discounted the foregoing fee by 20% for the period January 1, 2009 through December 31, 2009.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives from the Fund per account fees (currently at the rate of $20 per year) subject to a monthly minimum fee.  The minimum fee is $1,500 per month if the Fund has over 100 shareholder accounts; $1,250 if the Fund has between 25 and 100 shareholder accounts; and $1,000 if the Fund has less than 25 shareholder accounts.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the "Distributor") serves as principal underwriter to the Fund.  The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives no compensation from the Fund for acting as principal underwriter.  However, the Distributor receives annual compensation of $6,000 from the Advisor for such services.

Certain Trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus and the Distributor.

5.  Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

6.  New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No.2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No.2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No.2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No.2010-06 will have on the Funds’ financial statement disclosures.

7.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following event:

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

At a meeting held on March 29, 2010, the Board of Trustees of the Fund approved the mandatory redemption of all shares of the Fund and subsequent termination of the Fund.  Following the decision of the Board of Trustees, the Advisor had the Fund liquidate its investments in common stocks and move into cash and cash equivalents. By taking this action, the Fund is no longer seeking to achieve its investment objective. It is anticipated that all outstanding shares of the Fund will be redeemed and that the Fund will discontinue operations on or about April 16, 2010. The Advisor will continue to reduce fees and reimburse expenses of the Fund, as necessary, in order to maintain fees and expenses at the agreed upon level pursuant to the expense limitation agreement.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2009) and held until the end of the period (February 28, 2010).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge any sales loads.  However, a redemption fee of 2% is imposed on the sale of shares within 90 days of the date of purchase.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,073.50	$6.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-866-738-1128.  Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

No required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Destination Funds

By (Signature and Title)*	/s/ Michael A. Yoshikami
Michael A. Yoshikami, President

Date          April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael A. Yoshikami
Michael A. Yoshikami, President

Date          April 16, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date  _       April 16, 2010

* Print the name and title of each signing officer under his or her signature.